S000088934 [Member] Expense Example - Wasatch International Value Fund	Sep. 30, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	1,406
Expense Example, with Redemption, 5 Years	2,672
Expense Example, with Redemption, 10 Years	5,692
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	1,296
Expense Example, with Redemption, 5 Years	2,482
Expense Example, with Redemption, 10 Years	$ 5,360